Other income (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about borrowings [line items]
Grant income				€ 808	€ 9,081
Other income				30	107
Total other income		€ 286	€ 251	€ 838	€ 9,188
Innovation credit
Disclosure of detailed information about borrowings [line items]
Grant income	€ 8,400